Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2013
Property and Equipment, Net
Schedule of property and equipment, net

	As of December 31
	2012	2013
	$	$
Cost
Furniture, fixtures and equipment	12,506,256	27,332,339
Leasehold improvements	2,624,050	6,331,139
Motor vehicles and software	3,613,056	6,123,775

Sub-total	18,743,362	39,787,253
Less: accumulated depreciation	(6,105,795)	(15,487,835)

Property and equipment, net	12,637,567	24,299,418

Schedule of depreciation expenses charged into income statement

	1.1.2011 to 12.31.2011	1.1.2012 to 12.31.2012	1.1.2013 to 12.31.2013
	$	$	$
Depreciation expenses were charged to:
Fulfillment expenses	352,921	2,265,757	3,167,289
Marketing expenses	2,128	6,648	17,127
Technology and content expenses	360,194	1,634,180	3,442,934
General and administrative expenses	653,581	620,537	2,211,543

Total	1,368,824	4,527,122	8,838,893